UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09147
Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
November 30
Date of Fiscal Year End
May 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report May 31, 2009

# EATON VANCE MUNICIPAL INCOME TRUSTS

CLOSED-END FUNDS:

California

Massachusetts

Michigan

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipal Income Trusts as of May 31, 2009

Eaton Vance Municipal Income Trusts as of May 31, 2009
INVESTMENT UPDATE
Eaton Vance Municipal Income Trusts (the “Trusts”) are closed-end Trusts, traded on the NYSE Amex, which are designed to provide current income exempt from regular federal income tax and state personal income taxes. This income is earned by investing primarily in investment-grade municipal securities.
Economic and Market Conditions
During the six-month period ending May 31, 2009, investors began to see signs of hope as the capital markets generally rallied and began to stabilize. Despite continued economic weakness — the U.S. economy contracted by 6.3% (annualized) in the fourth quarter of 2008 and 5.5% (annualized) in the first quarter of 2009 — the Obama administration’s massive spending proposals served as a catalyst for optimism. February was a particularly strong month for economic data: factory orders increased 1.8%; new home sales rose 4.7%; and existing home sales surged 5.1%. The upturn in the housing market was bolstered by historically low mortgage rates, an $8,000 tax credit for first-time home buyers that was part of President Obama’s stimulus legislation, and a plethora of distressed properties on the market. Unemployment, on the other hand, rose to 9.4% in May 2009 from 7.2% in December 2008.
On February 17, 2009, President Obama signed a historic $787 billion stimulus program into law and outlined a $50 billion foreclosure rescue plan. These programs followed the $700 billion financial institution rescue legislation passed last fall. Additionally, the U.S. Federal Reserve kept the federal funds rate at a range of 0.0% to 0.25%.
During the period, municipals rallied strongly from extremely oversold levels reached in December 2008. As a result, returns for municipals were impressive for the six-month period, helping to make up for the losses incurred in the fall of 2008. The Barclays Capital Municipal Bond Index (the Index) — a broad-based, unmanaged index of municipal bonds — gained 9.0%, while many of the state Lipper categories average returns ranged from 20% to 30% for the six-month period.1
Management Discussion
Relative to the Index, the Trusts outperformed for the six-month period ending May 31, 2009. The six-month results reflect several factors, including strong demand for longer-maturity municipal bonds and the ebbing of negative technical factors that had plagued the municipal market throughout 2008. The period included December, an important demarcation point for the municipal market, as municipal spreads reached all-time peaks during the month amid especially high uncertainty in the markets. In the period following December, the municipal market witnessed five months of dramatic rebound as headline risk abated, demand returned from investors who had sought the relative safety of Treasury bonds in 2008 and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by legislative efforts aimed at supporting the municipal market, much of which focused on reducing tax-exempt municipal supply through the Build America Bonds program and the federal stimulus provided to states through the American Recovery & Reinvestment Act of 2009. The result of these events during the period was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
The Trusts invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. While the price declines experienced by municipals in 2008 were most pronounced on the long end of the yield curve, longer-maturity bonds outperformed shorter maturities during the period, thus providing the basis for much of the Trusts’ outperformance relative to the Index. Higher allocations to revenue bonds also contributed positively as general obligation bonds trailed revenue issues during the period.
The employment of leverage and leveraged investments in the Trusts, through which additional exposure to the municipal market is achieved, was yet another positive factor during the period. Leverage has the impact

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Eaton Vance Municipal Income Trusts as of May 31, 2009
INVESTMENT UPDATE
of enhancing returns during up markets while exacerbating performance on the downside. Given the broad rally in the municipal sector during the period, the use of leverage was a contributor to performance.
As we move ahead, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage municipals in this environment — like in all others — with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on careful credit research and our decades of experience in the municipal market, has served municipal investors well over the long term. In addition, many state governments, particularly California, face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state legislatures formulate solutions to address these fiscal problems.
A Note Regarding The Use Of Leverage
The Trusts employ leverage through the issuance of Auction Preferred Shares (APS) and the use of tender option bond (TOB) financing.1 Each Trust’s APS and TOB percentage leverage as of May 31, 2009 is reflected on the Trust-specific pages following this letter. The leverage created by APS and TOB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and share price of the common shares).
During the period, certain of the Trusts redeemed a portion of their outstanding APS to reduce the amount of the Trusts’ financial leverage. Information relating to these redemptions is contained in Note 2 to the Financial Statements.

[1]	See Note 1H to the Financial Statements for more information on TOB investments.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Trusts’ current or future investments and may change due to active management.

Eaton Vance California Municipal Income Trust as of May 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Trust Performance1

NYSE Amex Symbol	CEV
Average Annual Total Returns (by share price)

Six Months	25.27%
One Year	-13.84
Five Years	0.83
Ten Years	4.10
Life of Trust (1/29/99)	3.00

Average Annual Total Returns (by net asset value)

Six Months	23.52%
One Year	-13.00
Five Years	1.32
Ten Years	4.17
Life of Trust (1/29/99)	3.64

Premium/(Discount) to NAV	-6.21%

Market Yields

Market Yield[2]	7.03%
Taxable-Equivalent Market Yield[3]	11.93
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	9.00%	14.40%
One Year	3.57	-2.50
Five Years	4.41	3.81
Ten Years	4.95	4.69
Lipper Averages5 (Average Annual Total Returns)

Lipper California Municipal Debt Funds Classification (by net asset value)

Six Months	14.99%
One Year	-6.65
Five Years	2.94
Ten Years	4.36

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Cynthia J. Clemson
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2009, is as follows, and the average rating is AA-:

AAA	27.1%
AA	30.7%
A	24.7%
BBB	10.4%
Not Rated	7.1%
Trust Statistics7

•	Number of Issues:	96
•	Average Maturity:	22.1 years
•	Average Effective Maturity:	18.4 years
•	Average Call Protection:	7.9 years
•	Average Dollar Price:	$84.11
•	APS Leverage**:	32.6%
•	TOB Leverage**:	12.4%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Tender Option Bond (TOB) Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Six-month returns are cumulative. Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification (closed-end) contained 24, 24, 24 and 14 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Trust Performance1

NYSE Amex Symbol	MMV
Average Annual Total Returns (by share price)

Six Months	45.98%
One Year	-3.53
Five Years	2.51
Ten Years	4.91
Life of Trust (1/29/99)	4.09

Average Annual Total Returns (by net asset value)

Six Months	28.43%
One Year	-5.96
Five Years	2.38
Ten Years	4.67
Life of Trust (1/29/99)	4.09

Premium/(Discount) to NAV	0.00%

Market Yields

Market Yield[2]	6.66%
Taxable-Equivalent Market Yield[3]	10.82
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	9.00%	14.40%
One Year	3.57	-2.50
Five Years	4.41	3.81
Ten Years	4.95	4.69
Lipper Averages5 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

Six Months	15.92%
One Year	-0.60
Five Years	3.80
Ten Years	4.66

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Robert B. MacIntosh, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2009, is as follows, and the average rating is A+:

AAA	8.5%
AA	39.4%
A	33.0%
BBB	11.4%
BB	1.0%
Not Rated	6.7%
Trust Statistics7

•	Number of Issues:	62
•	Average Maturity:	26.9 years
•	Average Effective Maturity:	23.1 years
•	Average Call Protection:	9.4 years
•	Average Dollar Price:	$89.83
•	APS Leverage**:	34.5%
•	TOB Leverage**:	6.7%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Tender Option Bond (TOB) Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Six-month returns are cumulative. Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 43, 43, 43 and 20 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Michigan Municipal Income Trust as of May 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Trust Performance1

NYSE Amex Symbol	EMI
Average Annual Total Returns (by share price)

Six Months	43.51%
One Year	-5.07
Five Years	-1.01
Ten Years	3.07
Life of Trust (1/29/99)	2.85

Average Annual Total Returns (by net asset value)

Six Months	17.84%
One Year	-5.12
Five Years	2.35
Ten Years	4.55
Life of Trust (1/29/99)	4.03

Premium/(Discount) to NAV	-11.18%

Market Yields

Market Yield[2]	7.13%
Taxable-Equivalent Market Yield[3]	11.47
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	9.00%	14.40%
One Year	3.57	-2.50
Five Years	4.41	3.81
Ten Years	4.95	4.69
Lipper Averages5 (Average Annual Total Returns)

Lipper Michigan Municipal Debt Funds Classification (by net asset value)

Six Months	14.20%
One Year	-1.19
Five Years	3.49
Ten Years	4.81

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2009, is as follows, and the average rating is AA-:

AAA	26.0%
AA	38.4%
A	18.2%
BBB	12.8%
BB	1.1%
CCC	0.7%
Not Rated	2.8%
Trust Statistics7

•	Number of Issues:	66
•	Average Maturity:	21.5 years
•	Average Effective Maturity:	15.3 years
•	Average Call Protection:	5.6 years
•	Average Dollar Price:	$92.20
•	APS Leverage**:	39.1%
•	TOB Leverage**:	2.5%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Tender Option Bond (TOB) Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Six-month returns are cumulative. Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 4, 4, 4 and 3 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Trust Performance1

NYSE Amex Symbol	EVJ
Average Annual Total Returns (by share price)

Six Months	46.46%
One Year	-0.65
Five Years	2.20
Ten Years	4.32
Life of Trust (1/29/99)	3.84

Average Annual Total Returns (by net asset value)

Six Months	37.74%
One Year	-6.38
Five Years	2.99
Ten Years	4.70
Life of Trust (1/29/99)	4.23

Premium/(Discount) to NAV	-3.85%

Market Yields

Market Yield[2]	7.01%
Taxable-Equivalent Market Yield[3]	11.85
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	9.00%	14.40%
One Year	3.57	-2.50
Five Years	4.41	3.81
Ten Years	4.95	4.69
Lipper Averages5 (Average Annual Total Returns)

Lipper New Jersey Municipal Debt Funds Classification (by net asset value)

Six Months	18.45%
One Year	-2.76
Five Years	3.55
Ten Years	4.51

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Robert B. MacIntosh, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2009, is as follows, and the average rating is A+:

AAA	22.7%
AA	29.2%
A	24.4%
BBB	20.2%
B	1.5%
Not Rated	2.0%
Trust Statistics7

•	Number of Issues:	76
•	Average Maturity:	25.4 years
•	Average Effective Maturity:	19.8 years
•	Average Call Protection:	8.4 years
•	Average Dollar Price:	$87.87
•	APS Leverage**:	32.4%
•	TOB Leverage**:	11.8%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Tender Option Bond (TOB) Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Six-month returns are cumulative. Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 10, 10, 10 and 6 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance New York Municipal Income Trust as of May 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Trust Performance1

NYSE Amex Symbol	EVY
Average Annual Total Returns (by share price)

Six Months	65.31%
One Year	-6.45
Five Years	3.73
Ten Years	5.26
Life of Trust (1/29/99)	4.39

Average Annual Total Returns (by net asset value)

Six Months	32.65%
One Year	-12.66
Five Years	1.35
Ten Years	4.37
Life of Trust (1/29/99)	3.87

Premium/(Discount) to NAV	5.29%

Market Yields

Market Yield[2]	6.81%
Taxable-Equivalent Market Yield[3]	11.25
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	9.00%	14.40%
One Year	3.57	-2.50
Five Years	4.41	3.81
Ten Years	4.95	4.69
Lipper Averages5 (Average Annual Total Returns)

Lipper New York Municipal Debt Funds Classification (by net asset value)

Six Months	15.56%
One Year	-6.05
Five Years	3.00
Ten Years	4.68

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Craig R. Brandon, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2009, is as follows, and the average rating is A+:

AAA	15.5%
AA	39.0%
A	17.9%
BBB	11.8%
BB	4.5%
B	3.1%
Not Rated	8.2%
Trust Statistics7

•	Number of Issues:	82
•	Average Maturity:	24.6 years
•	Average Effective Maturity:	19.6 years
•	Average Call Protection:	8.9 years
•	Average Dollar Price:	$87.69
•	APS Leverage**:	29.8%
•	TOB Leverage**:	13.4%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) out standing at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Tender Option Bond (TOB) Floating Rate Notes. TOB leverage represents the amount Floating Rate Notes outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Six-month returns are cumulative. Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification (closed-end) contained 17, 17, 17 and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Ohio Municipal Income Trust as of May 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Turst Performance1

NYSE Amex Symbol	EVO
Average Annual Total Returns (by share price)

Six Months	49.63%
One Year	3.02
Five Years	2.50
Ten Years	4.14
Life of Trust (1/29/99)	3.96

Average Annual Total Returns (by net asset value)

Six Months	24.41%
One Year	-5.24
Five Years	2.82
Ten Years	4.58
Life of Trust (1/29/99)	4.13

Premium/(Discount) to NAV	-1.59%

Market Yields

Market Yield[2]	6.41%
Taxable-Equivalent Market Yield[3]	10.55
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	9.00%	14.40%
One Year	3.57	-2.50
Five Years	4.41	3.81
Ten Years	4.95	4.69
Lipper Averages5 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

Six Months	15.92%
One Year	-0.60
Five Years	3.80
Ten Years	4.66

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2009, is as follows, and the average rating is AA-:

AAA	27.4%
AA	41.1%
A	16.2%
BBB	7.8%
B	1.6%
Not Rated	5.9%
Trust Statistics7

•	Number of Issues:	77
•	Average Maturity:	22.5 years
•	Average Effective Maturity:	16.3 years
•	Average Call Protection:	7.4 years
•	Average Dollar Price:	$90.44
•	APS Leverage**:	37.6%
•	TOB Leverage**:	3.8%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Tender Option Bond (TOB) Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect the effect of TOBs purchased in secondary market transactions.

[1]	Six-month returns are cumulative. Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 39.26% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 43, 43, 43 and 20 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION
Trust Performance1

NYSE Amex Symbol	EVP
Average Annual Total Returns (by share price)

Six Months	29.18%
One Year	-0.80
Five Years	2.57
Ten Years	4.47
Life of Trust (1/29/99)	3.72

Average Annual Total Returns (by net asset value)

Six Months	26.90%
One Year	-6.30
Five Years	2.93
Ten Years	4.77
Life of Trust (1/29/99)	4.27

Premium/(Discount) to NAV	-5.31%

Market Yields

Market Yield[2]	6.61%
Taxable-Equivalent Market Yield[3]	10.49
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	9.00%	14.40%
One Year	3.57	-2.50
Five Years	4.41	3.81
Ten Years	4.95	4.69
Lipper Averages5 (Average Annual Total Returns)

Lipper Pennsylvania Municipal Debt Funds Classification (by net asset value)

Six Months	17.05%
One Year	-3.39
Five Years	2.65
Ten Years	4.37

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Adam A. Weigold, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements. Absent such securities, the Trust’s rating distribution at May 31, 2009, is as follows, and the average rating is AA-:

AAA	17.9%
AA	43.6%
A	22.8%
BBB	4.6%
BB	1.7%
B	1.4%
CCC	1.3%
Not Rated	6.7%
Trust Statistics7

•	Number of Issues:	79
•	Average Maturity:	21.6 years
•	Average Effective Maturity:	16.1 years
•	Average Call Protection:	7.2 years
•	Average Dollar Price:	$93.18
•	APS Leverage**:	35.7%
•	TOB Leverage**:	6.8%

**	APS leverage represents the liquidation value of the Trust’s Auction Preferred Shares (APS) outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Tender Option Bond (TOB) Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 5/31/09 as a percentage of the Trust’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Six-month returns are cumulative. Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Trust’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 7, 7, 7 and 4 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. [7] Trust holdings information excludes securities held by special purpose vehicles in which the Trust holds a residual interest. See Note 1H to the Trust’s financial statements.

Eaton Vance California Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 177.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 14.9%

$2,000	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,966,520
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,304,557
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	502,240
1,350	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,429,137
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,000,400
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,382,875

		$12,585,729

Electric Utilities — 4.0%

$2,275	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	$2,067,725
1,300	Vernon, Electric System Revenue, 5.125%, 8/1/21	1,278,316

		$3,346,041

General Obligations — 11.9%

$750	California, 6.00%, 4/1/38	$772,388
1,610	California, (AMT), 5.05%, 12/1/36	1,380,237
4,770	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	4,661,077
3,180	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)	3,225,394

		$10,039,096

Health Care-Miscellaneous — 0.3%

$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$226,770

		$226,770

Hospital — 32.8%

$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$984,070
2,935	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	2,660,666
1,500	California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,607,145
3,480	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(2)	3,213,734
750	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	720,255
3,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,468,543
1,750	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,579,270
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,580,832
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,570,905
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,511,700
1,500	Duarte, (Hope National Medical Center), 5.25%, 4/1/24	1,453,320
410	Tahoe Forest Hospital District, 5.85%, 7/1/22	378,565
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,928,340
1,250	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	838,787
2,000	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	1,834,860
2,780	Washington Township Health Care District, 5.00%, 7/1/32	2,388,381

		$27,719,373

Housing — 2.6%

$1,750	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,267,263
722	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	578,357
421	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	334,331

		$2,179,951

Industrial Development Revenue — 3.9%

$800	California Pollution Control Financing Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.875%, 11/1/27	$800,248
1,235	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	1,120,577
2,000	California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	1,394,280

		$3,315,105

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 7.8%

$400	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$388,000
3,270	California Educational Facilities Authority, (Pooled College and University), (NPFG), 5.10%, 4/1/23	3,273,761
3,000	California State University, (AMBAC), 5.00%, 11/1/33	2,962,380

		$6,624,141

Insured-Electric Utilities — 10.2%

$2,500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$2,491,000
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (NPFG), (AMT), 5.55%, 9/1/31	2,875,145
3,510	Los Angeles Department of Water and Power, (FSA), 4.625%, 7/1/37	3,208,666

		$8,574,811

Insured-Escrowed / Prerefunded — 2.9%

$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$2,416,384

		$2,416,384

Insured-General Obligations — 6.7%

$7,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	$1,503,040
4,825	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	967,943
7,995	Sweetwater Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,226,702

		$5,697,685

Insured-Hospital — 18.5%

$3,100	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$3,112,276
3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (NPFG), 5.25%, 8/15/29	2,973,824
750	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	744,038
5,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(2)	5,016,200
3,735	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(2)	3,781,899

		$15,628,237

Insured-Lease Revenue / Certificates of Participation — 11.9%

$6,475	Anaheim Public Financing Authority, Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/17	$4,384,028
2,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,258,340
3,500	San Diego County Water Authority, (FSA), 5.00%, 5/1/38(2)	3,416,210

		$10,058,578

Insured-Other Revenue — 2.0%

$1,855	Golden State Tobacco Securitization Corp., (AGC), (FGIC), 5.00%, 6/1/38	$1,711,238

		$1,711,238

Insured-Special Tax Revenue — 4.4%

$24,800	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$1,371,192
4,225	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	470,665
8,380	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	874,621
5,270	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	513,720
480	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	521,198

		$3,751,396

Insured-Transportation — 8.6%

$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,374,750
8,000	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	2,058,480
740	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	724,242

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation (continued)

$10,000	San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	$1,736,400
1,350	San Jose Airport Revenue, (AMBAC), (BHAC), (FSA), (AMT), 6.00%, 3/1/47	1,349,851

		$7,243,723

Insured-Water and Sewer — 3.7%

$4,400	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	$3,110,756

		$3,110,756

Other Revenue — 2.2%

$385	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$373,099
580	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	549,666
1,420	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	946,487

		$1,869,252

Senior Living / Life Care — 0.7%

$175	California Statewide Communities Development Authority, (Senior Living -Presbyterian Homes), 4.75%, 11/15/26	$133,049
700	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	483,161

		$616,210

Special Tax Revenue — 17.3%

$1,000	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$751,750
285	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	206,856
460	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	301,369
1,000	Corona Public Financing Authority, 5.80%, 9/1/20	889,950
200	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	141,470
500	Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	318,110
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,599,445
900	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	792,144
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	355,337
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	601,147
2,340	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,395,458
960	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	980,899
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,332,725
1,095	Santa Margarita Water District, 6.20%, 9/1/20	1,100,344
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	225,095
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	419,565
250	Temecula Unified School District, 5.00%, 9/1/27	180,217
400	Temecula Unified School District, 5.00%, 9/1/37	258,268
500	Turlock Public Financing Authority, 5.45%, 9/1/24	461,900
500	Tustin Community Facilities District, 6.00%, 9/1/37	414,180
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	878,300

		$14,604,529

Transportation — 5.3%

$2,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31(3)	$2,005,600
1,500	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,459,170
1,170	Port of Redwood City, (AMT), 5.125%, 6/1/30	984,707

		$4,449,477

Water and Sewer — 5.3%

$1,840	California Department of Water Resources, 5.00%, 12/1/29	$1,922,745
2,500	Metropolitan Water District of Southern California, 5.00%, 1/1/34	2,568,925

		$4,491,670

Total Tax-Exempt Investments — 177.9%
(identified cost $160,807,471)		$150,260,152

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (59.2)%		$(49,976,933)

Other Assets, Less Liabilities — (18.7)%		$(15,805,786)

Net Assets Applicable to Common Shares — 100.0%		$84,477,433

See notes to financial statements

Eaton Vance California Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

RADIAN - Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 43.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 16.1% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 33.8%

$2,440	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,382,709
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	577,914
1,000	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	820,810
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,455,435
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	863,200
1,500	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,481,580
1,250	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,391,150
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,550,520
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,050,680

		$11,573,998

Electric Utilities — 9.1%

$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,015,510
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,564,049
570	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	532,865

		$3,112,424

Escrowed / Prerefunded — 6.6%

$400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$467,268
235	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), Prerefunded to 1/1/12, 6.00%, 7/1/31	264,814
960	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,023,178
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	502,730

		$2,257,990

General Obligations — 2.3%

$750	Newton, 5.00%, 4/1/36	$780,105

		$780,105

Health Care-Miscellaneous — 2.9%

$510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$377,171
700	Massachusetts Health and Educational Facilities Authority, (Learning Center for Deaf Children), 6.125%, 7/1/29	532,077
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	75,590

		$984,838

Hospital — 22.6%

$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,024,910
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/33	962,150
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	353,616
850	Massachusetts Health and Educational Facilities Authority, (Beth Israel Deaconess Medical Center, Inc.), 5.125%, 7/1/38	746,087
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	104,994
1,135	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,069,329
865	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	867,344
2,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	1,970,320
675	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	634,439

		$7,733,189

Housing — 14.9%

$2,100	Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$1,767,990
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	875,670

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing (continued)

$650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	$615,875
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	1,853,060

		$5,112,595

Industrial Development Revenue — 2.0%

$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$695,083

		$695,083

Insured-Education — 12.0%

$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,075,510
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,488,759
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,559,376

		$4,123,645

Insured-General Obligations — 9.3%

$1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,148,950
2,255	Milford, (FSA), 4.25%, 12/15/46	2,029,297

		$3,178,247

Insured-Other Revenue — 3.7%

$1,225	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,251,387

		$1,251,387

Insured-Special Tax Revenue — 14.7%

$1,450	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,455,568
1,250	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	1,266,712
1,000	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,032,800
8,945	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	494,569
2,530	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	281,842
3,015	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	314,676
1,905	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	185,699

		$5,031,866

Insured-Student Loan — 6.3%

$600	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$607,476
1,985	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,559,158

		$2,166,634

Insured-Transportation — 5.4%

$410	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$350,001
1,820	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	1,499,898

		$1,849,899

Nursing Home — 2.8%

$500	Boston Industrial Development Authority, (Alzheimer’s Center), (FHA), 6.00%, 2/1/37	$500,175
565	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	475,024

		$975,199

Senior Living / Life Care — 6.7%

$250	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.15%, 7/1/31	$182,898
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	1,188,765
140	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	95,658
475	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	282,349
910	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	554,090

		$2,303,760

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue — 5.1%

$1,665	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	$489,460
5,195	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,254,073

		$1,743,533

Water and Sewer — 5.2%

$215	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	$217,612
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,566,640

		$1,784,252

Total Tax-Exempt Investments — 165.4%
(identified cost $60,775,600)		$56,658,644

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (58.5)%		$(20,051,912)

Other Assets, Less Liabilities — (6.9)%		$(2,351,223)

Net Assets Applicable to Common Shares — 100.0%		$34,255,509

ACA - ACA Financial Guaranty Corporation

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 31.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 15.3% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 11.4%

$525	Grand Valley State University, 5.625%, 12/1/29	$541,348
525	Grand Valley State University, 5.75%, 12/1/34	534,917
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	1,406,525
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	483,214

		$2,966,004

Electric Utilities — 2.9%

$360	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$342,187
435	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	406,660

		$748,847

Escrowed / Prerefunded — 17.5%

$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$549,900
560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	656,611
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	776,903
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	838,987
600	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	677,382
1,000	White Cloud Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,078,630

		$4,578,413

General Obligations — 15.1%

$500	East Grand Rapids Public School District, 5.00%, 5/1/25	$517,775
1,500	Kent County, 5.00%, 1/1/25	1,578,120
750	Manistee Area Public Schools, 5.00%, 5/1/24	758,182
270	Michigan, 5.50%, 11/1/25	283,900
345	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	304,376
500	Wayne Charter County, 5.70%, 8/1/38	509,610

		$3,951,963

Health Care-Miscellaneous — 0.3%

$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$75,590

		$75,590

Hospital — 25.4%

$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$463,400
185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	152,965
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	94,483
275	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	285,890
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	436,725
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	889,130
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	581,468
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	789,650
1,080	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	924,318
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	709,132
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,023,040
425	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	289,748

		$6,639,949

Housing — 3.7%

$1,000	Michigan Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$969,550

		$969,550

Industrial Development Revenue — 5.8%

$1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$462,880
800	Dickinson County Electronic Development Corp., (International Paper Co.), 5.75%, 6/1/16	764,280
625	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	289,087

		$1,516,247

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 2.2%

$570	Ferris State University, (AGC), 5.125%, 10/1/33	$575,227

		$575,227

Insured-Electric Utilities — 7.8%

$1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	$879,450
500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	462,495
220	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	212,375
500	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	472,045

		$2,026,365

Insured-Escrowed / Prerefunded — 12.4%

$1,000	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	$1,084,940
2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	2,148,480

		$3,233,420

Insured-General Obligations — 10.9%

$650	Detroit City School District, (FGIC), 4.75%, 5/1/28	$601,003
750	Detroit City School District, (FSA), 5.25%, 5/1/32	702,532
200	Eaton Rapids Public Schools, (NPFG), 4.75%, 5/1/25	200,158
100	Lincoln Consolidated School District, (FSA), 5.00%, 5/1/10	104,078
1,250	Van Dyke Public Schools, (FSA), 5.00%, 5/1/38	1,236,750

		$2,844,521

Insured-Hospital — 7.0%

$1,000	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$859,870
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (NPFG), 5.50%, 7/1/24	967,120

		$1,826,990

Insured-Lease Revenue / Certificates of Participation — 5.3%

$1,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	$277,000
4,300	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	1,103,165

		$1,380,165

Insured-Special Tax Revenue — 11.6%

$5,160	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$285,296
2,030	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	226,142
2,430	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	253,619
1,470	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	143,296
2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (NPFG), 5.00%, 12/1/30	2,122,673

		$3,031,026

Insured-Student Loan — 6.7%

$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$823,490
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25	919,120

		$1,742,610

Insured-Transportation — 4.2%

$1,000	Wayne Charter County Airport, (AGC), (AMT), 5.375%, 12/1/32	$865,400
300	Wayne Charter County Airport, (NPFG), (AMT), 5.00%, 12/1/28	245,493

		$1,110,893

Insured-Water and Sewer — 7.6%

$1,650	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,479,390
500	Grand Rapids Water Supply System, (AGC), 5.10%, 1/1/39	494,700

		$1,974,090

Lease Revenue / Certificates of Participation — 1.0%

$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$250,083

		$250,083

Other Revenue — 1.3%

$500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$347,625

		$347,625

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 5.8%

$1,500	Kent County Airport Facility, 5.00%, 1/1/25(1)	$1,517,445

		$1,517,445

Water and Sewer — 1.0%

$250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11(2)	$273,218

		$273,218

Total Tax-Exempt Investments — 166.9%
(identified cost $46,421,911)		$43,580,241

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (67.0)%		$(17,500,993)

Other Assets, Less Liabilities — 0.1%		$30,589

Net Assets Applicable to Common Shares — 100.0%		$26,109,837

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 45.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 21.0% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 177.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 16.1%

$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$220,483
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	203,610
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	181,524
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,449,635
1,105	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	974,533
965	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	1,007,759
3,150	Rutgers State University, 5.00%, 5/1/39(1)	3,231,700

		$9,269,244

Electric Utilities — 2.9%

$270	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$234,522
1,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,426,560

		$1,661,082

General Obligations — 4.5%

$1,210	Gloucester County Improvement Authority, (Landfill Project), 4.50%, 3/1/30	$1,185,921
1,595	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	1,407,189

		$2,593,110

Health Care-Miscellaneous — 0.4%

$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$226,770

		$226,770

Hospital — 27.2%

$90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$62,237
100	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	77,683
2,750	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,081,585
2,060	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	1,940,561
3,000	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,703,540
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,989,700
1,525	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,482,666
1,750	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	1,747,725
2,930	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,513,266
1,075	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,079,838

		$15,678,801

Housing — 8.2%

$715	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$615,736
4,490	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	4,115,085

		$4,730,821

Industrial Development Revenue — 13.3%

$1,000	Gloucester County Improvements Authority, (Waste Management, Inc.), (AMT), 7.00% to 12/1/09 (Put Date), 12/1/29	$1,013,980
500	Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	488,355
800	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	809,904
3,220	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,315,534
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	592,538
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	756,352
2,080	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,706,016

		$7,682,679

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 6.0%

$3,365	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$3,446,332

		$3,446,332

Insured-Electric Utilities — 2.1%

$1,250	Vineland, (Electric Utility), (NPFG), (AMT), 5.25%, 5/15/26	$1,215,787

		$1,215,787

Insured-Gas Utilities — 8.4%

$5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$4,857,300

		$4,857,300

Insured-General Obligations — 5.4%

$760	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	$643,994
1,240	Lakewood Township, (AGC), 5.75%, 11/1/31	1,358,916
1,100	Woodbridge Township, (FSA), 4.10%, 2/1/20	1,137,763

		$3,140,673

Insured-Hospital — 7.8%

$750	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$754,598
1,905	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,870,519
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	490,950
1,380	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,377,930

		$4,493,997

Insured-Housing — 5.5%

$3,390	New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (FSA), (AMT), 5.05%, 5/1/34	$3,162,497

		$3,162,497

Insured-Industrial Development Revenue — 1.3%

$885	New Jersey Economic Development Authority, (New Jersey American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.25%, 7/1/38	$736,240

		$736,240

Insured-Lease Revenue / Certificates of Participation — 2.8%

$1,500	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,598,775

		$1,598,775

Insured-Other Revenue — 1.8%

$1,015	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,039,533

		$1,039,533

Insured-Special Tax Revenue — 13.3%

$6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25	$2,771,040
4,315	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,621,534
2,020	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	701,404
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	953,750
7,185	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	397,259
2,745	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	305,793
5,445	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	568,295
3,425	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	333,869

		$7,652,944

Insured-Student Loan — 3.6%

$2,000	New Jersey Higher Education Assistance Authority, (AGC), 6.125%, 6/1/30	$2,067,760

		$2,067,760

Insured-Transportation — 2.7%

$5,570	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	$1,552,415

		$1,552,415

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 5.0%

$3,195	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25(2)	$2,906,651

		$2,906,651

Lease Revenue / Certificates of Participation — 7.0%

$1,500	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33(3)	$1,500,000
2,500	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	2,516,325

		$4,016,325

Other Revenue — 9.0%

$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$230,760
13,280	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	218,456
2,700	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	2,757,415
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	199,196
2,925	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,770,766

		$5,176,593

Senior Living / Life Care — 2.7%

$465	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$395,594
770	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	626,341
815	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	528,634

		$1,550,569

Special Tax Revenue — 1.4%

$750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$588,082
100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	80,426
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	129,670

		$798,178

Transportation — 19.5%

$1,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$1,077,550
815	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	885,913
2,600	New Jersey Turnpike Authority, 5.25%, 1/1/40	2,646,930
2,500	Port Authority of New York and New Jersey, 4.50%, 11/1/33	2,392,725
1,070	Port Authority of New York and New Jersey, 5.00%, 9/1/38	1,075,050
1,995	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	2,017,863
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,178,760

		$11,274,791

Total Tax-Exempt Investments — 177.9%
(identified cost $109,009,960)		$102,529,867

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (58.0)%		$(33,426,095)

Other Assets, Less Liabilities — (19.9)%		$(11,480,376)

Net Assets Applicable to Common Shares — 100.0%		$57,623,396

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 36.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 10.9% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.2%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.3%

$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$823,423

		$823,423

Education — 11.4%

$315	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$315,129
975	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	995,066
1,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	1,036,920
510	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	527,131
2,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,054,160
2,250	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,378,947

		$7,307,353

Electric Utilities — 5.3%

$1,420	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,561,446
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	1,854,237

		$3,415,683

Escrowed / Prerefunded — 0.3%

$200	New York City Industrial Development Agency, (Ohel Children’s Home), Escrowed to Maturity, 6.25%, 8/15/22	$205,884

		$205,884

General Obligations — 12.1%

$6,000	New York City, 5.25%, 9/15/33(2)	$6,058,260
1,000	New York City, 6.25%, 10/15/28	1,115,600
680	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	599,930

		$7,773,790

Health Care-Miscellaneous — 6.4%

$1,115	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$824,297
1,200	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	863,640
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	151,180
50	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class H, 7.50%, 9/1/15	49,446
100	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class I, 7.50%, 9/1/15	98,892
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,132,234

		$4,119,689

Hospital — 28.1%

$190	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$169,172
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	367,227
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,053,288
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,097,000
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	410,156
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,137,480
4,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	3,924,160
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,490,140
845	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	775,592
1,250	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,102,275
415	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	330,020
835	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	623,695
950	New York Dormitory Authority, (St. Lukes Roosevelt Hospital), 4.90%, 8/15/31	894,748
1,250	Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,021,775
650	Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	544,583
2,105	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,104,874

		$18,046,185

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing — 18.1%

$1,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.05%, 11/1/39	$1,386,225
2,620	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.20%, 11/1/40	2,462,066
1,000	New York Housing Finance Agency, 5.25%, 11/1/41	989,200
2,625	New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,651,565
1,500	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,386,540
2,000	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,778,800
1,000	New York Mortgage Agency, (AMT), 5.125%, 10/1/37	936,870

		$11,591,266

Industrial Development Revenue — 13.9%

$1,000	Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$833,540
2,525	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	2,366,098
1,500	New York Industrial Development Agency, (American Airlines, Inc. — JFK International Airport), (AMT), 8.00%, 8/1/12	1,462,095
1,000	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	885,730
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,323,125
775	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	571,818
495	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	495,446

		$8,937,852

Insured-Education — 6.3%

$1,250	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,134,500
1,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38	1,516,320
5,460	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	1,357,520

		$4,008,340

Insured-Electric Utilities — 2.3%

$1,365	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,502,769

		$1,502,769

Insured-General Obligations — 1.5%

$910	New Rochelle City School District, (AGC), 4.00%, 11/15/21	$935,799

		$935,799

Insured-Lease Revenue / Certificates of Participation — 4.5%

$3,600	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,914,524

		$2,914,524

Insured-Other Revenue — 2.6%

$2,645	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$724,756
3,625	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	931,770

		$1,656,526

Insured-Special Tax Revenue — 7.8%

$1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$835,040
1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	891,280
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	686,565
19,745	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,091,701
3,380	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	376,532
6,705	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	699,801
4,225	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	411,853

		$4,992,772

Insured-Transportation — 9.0%

$6,235	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$5,761,514

		$5,761,514

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 1.3%

$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$849,400

		$849,400

Lease Revenue / Certificates of Participation — 5.0%

$2,500	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$2,170,550
1,000	New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,029,570

		$3,200,120

Other Revenue — 1.5%

$1,285	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$990,298

		$990,298

Senior Living / Life Care — 2.9%

$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,128,970
900	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	696,123

		$1,825,093

Special Tax Revenue — 1.6%

$1,000	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	$1,024,550

		$1,024,550

Transportation — 17.3%

$1,700	Metropolitan Transportation Authority, 4.50%, 11/15/37	$1,472,183
3,200	Metropolitan Transportation Authority, 4.50%, 11/15/38	2,786,048
1,900	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	1,924,814
1,190	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	1,058,648
990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,001,345
2,750	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	2,836,818

		$11,079,856

Water and Sewer — 10.7%

$3,105	New York City Municipal Water Finance Authority, 5.75%, 6/15/40	$3,336,975
2,535	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	2,584,838
5	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37	5,098
1,000	Saratoga County Water Authority, 5.00%, 9/1/48	959,650

		$6,886,561

Total Tax-Exempt Investments — 171.2%
(identified cost $118,524,977)		$109,849,247

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (52.6)%		$(33,726,431)

Other Assets, Less Liabilities — (18.6)%		$(11,940,830)

Net Assets Applicable to Common Shares — 100.0%		$64,181,986

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FNMA - Federal National Mortgage Association

NPFG - National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 20.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 10.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.1%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.4%

$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$310,830
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	172,160

		$482,990

Electric Utilities — 1.0%

$360	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$350,939

		$350,939

Escrowed / Prerefunded — 8.0%

$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,088,940
1,000	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,036,500
670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	729,121

		$2,854,561

General Obligations — 7.4%

$1,000	Barberton City School District, 4.50%, 12/1/33	$944,650
1,090	Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,146,930
500	Columbus, 5.00%, 7/1/23(1)	531,435

		$2,623,015

Health Care-Miscellaneous — 0.2%

$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$75,590

		$75,590

Hospital — 10.8%

$600	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	$457,992
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,280,055
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	420,015
750	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/36	591,915
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	758,780
330	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	336,854

		$3,845,611

Housing — 13.2%

$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.625%, 9/1/27	$903,120
1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.75%, 3/1/37	869,530
600	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/31	559,524
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,362,575

		$4,694,749

Industrial Development Revenue — 12.5%

$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$936,080
1,300	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,309,321
2,250	Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	1,991,722
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	214,466

		$4,451,589

Insured-Education — 7.3%

$730	Miami University, (AMBAC), 3.25%, 9/1/26	$570,371
1,500	University of Akron, Series A, (FSA), 5.00%, 1/1/38	1,505,130
500	University of Akron, Series B, (FSA), 5.00%, 1/1/38	501,710

		$2,577,211

Insured-Electric Utilities — 17.0%

$1,000	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,036,720
710	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	268,132
2,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	372,800

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$830	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	$337,005
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,129,800
2,225	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	1,960,714
210	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	202,721
250	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	236,023
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	491,675

		$6,035,590

Insured-Escrowed / Prerefunded — 5.3%

$245	Cuyahoga County Hospital, (Cleveland Clinic), (NPFG), Escrowed to Maturity, 5.125%, 1/1/29	$248,199
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,075,010
500	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	546,515

		$1,869,724

Insured-General Obligations — 16.9%

$280	Bowling Green City School District, (FSA), 5.00%, 12/1/34	$280,549
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	204,632
500	Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	501,875
2,455	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	722,236
1,500	Madeira City School District, (FSA), 3.50%, 12/1/27	1,264,260
1,750	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,796,095
500	Olmsted Falls City School District, (XLCA), 5.00%, 12/1/35	482,910
750	St. Mary’s School District, (FSA), 5.00%, 12/1/35	742,388

		$5,994,945

Insured-Hospital — 8.9%

$255	Cuyahoga County, (Cleveland Clinic), (NPFG), 5.125%, 1/1/29	$255,054
980	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	917,731
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,460,055
485	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 17.408%, 2/1/29(2)(3)(4)	507,261

		$3,140,101

Insured-Lease Revenue / Certificates of Participation — 1.3%

$500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$471,700

		$471,700

Insured-Special Tax Revenue — 4.7%

$405	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$393,814
9,905	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	547,647
1,690	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	188,266
3,350	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	349,640
2,100	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	204,708

		$1,684,075

Insured-Transportation — 7.6%

$385	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$385,100
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	1,166,740
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,158,850

		$2,710,690

Insured-Water and Sewer — 2.6%

$270	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$239,857
750	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	665,273

		$905,130

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation — 7.3%

$500	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$526,170
1,000	Mahoning County, (Career and Technical Center), 6.25%, 12/1/36	1,005,730
1,155	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	1,049,918

		$2,581,818

Other Revenue — 11.6%

$7,345	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$182,670
710	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	463,836
2,530	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32	2,657,841
1,000	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	818,220

		$4,122,567

Pooled Loans — 12.5%

$550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$538,021
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,035,014
1,245	Rickenbacher Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,263,758
310	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	224,440
750	Toledo-Lucas County Port Authority, 4.80%, 11/15/35	458,243
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	924,495

		$4,443,971

Special Tax Revenue — 5.6%

$560	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$542,494
1,385	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,436,231

		$1,978,725

Total Tax-Exempt Investments — 163.1%
(identified cost $60,501,547)		$57,895,291

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (64.0)%		$(22,726,757)

Other Assets, Less Liabilities — 0.9%		$334,658

Net Assets Applicable to Common Shares — 100.0%		$35,503,192

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 43.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 16.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities is $507,261 or 1.4% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2009.

(4)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.4%

Principal Amount
(000’s omitted)	Security	Value

Bond Bank — 3.2%

$1,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,084,700

		$1,084,700

Cogeneration — 4.3%

$160	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$160,760
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	408,835
500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	377,390
625	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	509,944

		$1,456,929

Education — 1.5%

$500	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	$502,325

		$502,325

Electric Utilities — 3.3%

$600	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$570,810
600	York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	547,416

		$1,118,226

Escrowed / Prerefunded — 4.0%

$600	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$671,472
600	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	692,346

		$1,363,818

General Obligations — 7.6%

$500	Chester County, 5.00%, 7/15/27(1)	$540,845
1,000	Daniel Boone Area School District, 5.00%, 8/15/32	1,010,220
1,000	Philadelphia School District, 6.00%, 9/1/38	1,061,110

		$2,612,175

Health Care-Miscellaneous — 0.2%

$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$75,590

		$75,590

Hospital — 15.7%

$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34(2)	$495,245
1,250	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,122,087
1,500	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,294,005
1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(3)	1,089,970
850	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	870,417
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	512,190

		$5,383,914

Housing — 15.8%

$515	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$462,660
1,170	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 5.00%, 5/1/35	1,130,384
985	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	844,559
1,200	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	1,135,512
1,000	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	908,960
1,000	Pennsylvania Housing Finance Agency, (AMT), 5.15%, 10/1/37	933,680

		$5,415,755

Industrial Development Revenue — 10.3%

$750	Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	$638,363
500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	500,000

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue (continued)

$250	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	$262,170
1,000	Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	953,690
500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	438,955
1,550	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	716,937

		$3,510,115

Insured-Education — 23.5%

$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$509,065
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,624,861
1,115	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,098,453
2,000	Pennsylvania Higher Educational Facilities Authority, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,000,680
1,000	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/33	993,050
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	523,610
375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	386,869
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	887,425

		$8,024,013

Insured-Electric Utilities — 1.7%

$630	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$567,655

		$567,655

Insured-Escrowed / Prerefunded — 18.4%

$650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	$676,838
1,600	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27(4)	1,600,496
2,500	Puerto Rico Electric Power Authority, Prerefunded to 7/1/10, 5.25%, 7/1/29(3)	2,650,392
2,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,365,560

		$6,293,286

Insured-General Obligations — 2.4%

$500	Beaver County, (FSA), 5.55%, 11/15/31	$525,815
300	West Mifflin Area School District, (FSA), 5.125%, 4/1/31	306,342

		$832,157

Insured-Hospital — 15.0%

$250	Allegheny County Hospital Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$271,815
500	Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	443,095
1,440	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(3)	1,344,607
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (NPFG), 5.25%, 7/1/29	1,321,815
2,000	Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,760,580

		$5,141,912

Insured-Lease Revenue / Certificates of Participation — 7.5%

$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$503,130
1,195	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	1,199,147
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	846,877

		$2,549,154

Insured-Special Tax Revenue — 6.6%

$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$985,630
9,870	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	545,712
1,690	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	188,266
3,350	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	349,640
2,100	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	204,708

		$2,273,956

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation — 12.4%

$1,000	Pennsylvania Turnpike Commission, (AGC), 5.00%, 6/1/38	$1,013,020
500	Philadelphia Airport Commission, (FSA), (AMT), 5.00%, 6/15/27	474,350
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	992,769
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	1,761,669

		$4,241,808

Insured-Water and Sewer — 6.9%

$275	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$293,128
585	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	495,378
875	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	738,351
500	Delaware County Industrial Development Authority, (Water Facilities), (FGIC), (NPFG), (AMT), 6.00%, 6/1/29	500,525
360	Philadelphia Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	348,667

		$2,376,049

Senior Living / Life Care — 5.4%

$1,000	Cliff House Trust, (AMT), 6.625%, 6/1/27(5)	$544,220
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	388,405
500	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	489,430
200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	175,042
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	247,059

		$1,844,156

Transportation — 4.4%

$40	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$39,976
485	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	433,027
270	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	222,658
750	Pennsylvania Turnpike Commission, 5.625%, 6/1/29	795,938

		$1,491,599

Water and Sewer — 2.3%

$750	Harrisburg Water Authority, 5.25%, 7/15/31	$770,198

		$770,198

Total Tax-Exempt Investments — 172.4%
(identified cost $61,986,630)		$58,929,490

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (62.0)%		$(21,176,240)

Other Assets, Less Liabilities — (10.4)%		$(3,573,962)

Net Assets Applicable to Common Shares — 100.0%		$34,179,288

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. In addition, 12.5% of the Trust’s total investments at May 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2009, 54.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 14.9% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	When-issued security.

(3)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of May 31, 2009	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Assets

Investments —
Identified cost	$160,807,471	$60,775,600	$46,421,911	$109,009,960
Unrealized depreciation	(10,547,319)	(4,116,956)	(2,841,670)	(6,480,093)

Investments, at value	$150,260,152	$56,658,644	$43,580,241	$102,529,867

Cash	$3,844,834	$463,119	$576,268	$2,196,729
Interest receivable	1,917,670	1,077,663	606,843	1,562,247
Receivable for investments sold	9,500	—	—	—
Receivable for open swap contracts	401,481	147,063	47,060	257,360
Deferred debt issuance costs	34,830	5,131	—	4,566

Total assets	$156,468,467	$58,351,620	$44,810,412	$106,550,769

Liabilities

Payable for floating rate notes issued	$18,945,000	$3,880,000	$1,125,000	$12,172,000
Payable for investments purchased	2,505,441	—	—	1,509,496
Payable for when-issued securities	—	—	—	1,500,000
Payable for variation margin on open financial futures contracts	140,625	—	12,953	—
Payable for open swap contracts	250,019	92,654	—	160,307
Payable to affiliates:
Investment adviser fee	84,602	31,089	25,694	50,391
Administration fee	22,706	9,396	7,341	14,479
Trustees’ fees	1,023	450	383	677
Interest expense and fees payable	29,991	8,741	8,725	63,921
Accrued expenses	34,694	21,869	19,486	30,007

Total liabilities	$22,014,101	$4,044,199	$1,199,582	$15,501,278

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,976,933	$20,051,912	$17,500,993	$33,426,095

Net assets applicable to common shares	$84,477,433	$34,255,509	$26,109,837	$57,623,396

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$71,855	$27,195	$21,163	$46,242
Additional paid-in capital	104,250,556	39,662,611	31,113,305	66,724,505
Accumulated net realized loss	(10,270,902)	(1,872,334)	(2,552,656)	(3,629,072)
Accumulated undistributed net investment income	887,845	500,584	322,628	864,761
Net unrealized depreciation	(10,461,921)	(4,062,547)	(2,794,603)	(6,383,040)

Net assets applicable to common shares	$84,477,433	$34,255,509	$26,109,837	$57,623,396

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	1,999	802	700	1,337

Common Shares Outstanding

	7,185,509	2,719,495	2,116,294	4,624,183

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$11.76	$12.60	$12.34	$12.46

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

As of May 31, 2009	New York Trust	Ohio Trust	Pennsylvania Trust

Assets

Investments —
Identified cost	$118,524,977	$60,501,547	$61,986,630
Unrealized depreciation	(8,675,730)	(2,606,256)	(3,057,140)

Investments, at value	$109,849,247	$57,895,291	$58,929,490

Cash	$851,236	$212,414	$240,372
Interest receivable	1,591,367	1,053,601	1,007,575
Receivable for investments sold	—	5,000	—
Receivable for open swap contracts	1,196,829	88,238	—
Deferred debt issuance costs	31,895	—	—

Total assets	$113,520,574	$59,254,544	$60,177,437

Liabilities

Payable for floating rate notes issued	$15,150,000	$830,000	$4,035,000
Payable for when-issued securities	—	—	491,585
Payable for variation margin on open financial futures contracts	117,187	26,695	97,656
Payable for open swap contracts	188,250	95,596	107,361
Payable to affiliates:
Investment adviser fee	63,752	34,696	32,525
Administration fee	14,559	9,913	9,532
Trustees’ fees	761	470	448
Interest expense and fees payable	40,602	4,553	25,179
Accrued expenses	37,046	22,672	22,623

Total liabilities	$15,612,157	$1,024,595	$4,821,909

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,726,431	$22,726,757	$21,176,240

Net assets applicable to common shares	$64,181,986	$35,503,192	$34,179,288

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$53,886	$28,293	$27,085
Additional paid-in capital	78,302,391	41,408,825	38,995,386
Accumulated net realized loss	(7,120,436)	(3,811,039)	(1,987,094)
Accumulated undistributed net investment income	635,998	490,713	426,554
Net unrealized depreciation	(7,689,853)	(2,613,600)	(3,282,643)

Net assets applicable to common shares	$64,181,986	$35,503,192	$34,179,288

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	1,349	909	847

Common Shares Outstanding

	5,388,551	2,829,304	2,708,462

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$11.91	$12.55	$12.62

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended May 31, 2009	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Investment Income

Interest	$4,211,463	$1,659,283	$1,278,784	$2,803,083

Total investment income	$4,211,463	$1,659,283	$1,278,784	$2,803,083

Expenses

Investment adviser fee	$470,520	$180,925	$144,944	$298,959
Administration fee	133,701	51,693	41,412	85,417
Trustees’ fees and expenses	3,256	1,780	1,519	2,713
Custodian fee	27,326	14,653	15,760	25,629
Transfer and dividend disbursing agent fees	10,362	11,934	9,332	12,247
Legal and accounting services	36,953	26,622	24,741	40,273
Printing and postage	5,125	2,280	2,145	1,500
Interest expense and fees	101,048	29,683	15,080	51,406
Preferred shares service fee	49,975	19,968	17,500	33,397
Miscellaneous	11,505	579	7,396	12,555

Total expenses	$849,771	$340,117	$279,829	$564,096

Deduct —
Reduction of custodian fee	$4,534	$841	$978	$1,013

Total expense reductions	$4,534	$841	$978	$1,013

Net expenses	$845,237	$339,276	$278,851	$563,083

Net investment income	$3,366,226	$1,320,007	$999,933	$2,240,000

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(480,446)	$146,136	$113,073	$(1,342,062)
Financial futures contracts	(132,526)	—	(26,868)	—
Swap contracts	(2,962,593)	(1,080,073)	(180,662)	(1,898,918)

Net realized loss	$(3,575,565)	$(933,937)	$(94,457)	$(3,240,980)

Change in unrealized appreciation (depreciation) —
Investments	$12,347,016	$5,977,497	$2,752,590	$14,656,507
Financial futures contracts	283,185	—	42,789	—
Swap contracts	3,819,439	1,395,159	261,295	2,448,221

Net change in unrealized appreciation (depreciation)	$16,449,640	$7,372,656	$3,056,674	$17,104,728

Net realized and unrealized gain	$12,874,075	$6,438,719	$2,962,217	$13,863,748

Distributions to preferred shareholders
From net investment income	$(219,188)	$(85,802)	$(77,148)	$(143,964)

Net increase in net assets from operations	$16,021,113	$7,672,924	$3,885,002	$15,959,784

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended May 31, 2009	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Income

Interest	$3,354,917	$1,706,651	$1,665,244

Total investment income	$3,354,917	$1,706,651	$1,665,244

Expenses

Investment adviser fee	$347,496	$192,189	$183,373
Administration fee	95,565	54,911	52,392
Trustees’ fees and expenses	3,044	1,506	1,792
Custodian fee	20,103	18,259	18,742
Transfer and dividend disbursing agent fees	9,831	9,701	11,559
Legal and accounting services	50,440	27,835	28,788
Printing and postage	2,755	1,228	1,950
Interest expense and fees	186,157	5,661	50,769
Preferred shares service fee	33,725	22,762	21,340
Miscellaneous	11,115	10,337	10,842

Total expenses	$760,231	$344,389	$381,547

Deduct —
Reduction of custodian fee	$4,783	$936	$1,878

Total expense reductions	$4,783	$936	$1,878

Net expenses	$755,448	$343,453	$379,669

Net investment income	$2,599,469	$1,363,198	$1,285,575

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,967,612)	$(118,817)	$340,490
Financial futures contracts	484,648	(51,366)	257,377
Swap contracts	(2,676,715)	(673,793)	(260,162)

Net realized gain (loss)	$(4,159,679)	$(843,976)	$337,705

Change in unrealized appreciation (depreciation) —
Investments	$13,523,757	$5,514,106	$5,067,330
Financial futures contracts	343,865	75,059	156,062
Swap contracts	3,785,482	966,746	476,789

Net change in unrealized appreciation (depreciation)	$17,653,104	$6,555,911	$5,700,181

Net realized and unrealized gain	$13,493,425	$5,711,935	$6,037,886

Distributions to preferred shareholders
From net investment income	$(147,469)	$(100,751)	$(92,522)

Net increase in net assets from operations	$15,945,425	$6,974,382	$7,230,939

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2009
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$3,366,226	$1,320,007	$999,933	$2,240,000
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,575,565)	(933,937)	(94,457)	(3,240,980)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	16,449,640	7,372,656	3,056,674	17,104,728
Distributions to preferred shareholders —
From net investment income	(219,188)	(85,802)	(77,148)	(143,964)

Net increase in net assets from operations	$16,021,113	$7,672,924	$3,885,002	$15,959,784

Distributions to common shareholders —
From net investment income	$(2,608,483)	$(1,040,231)	$(752,346)	$(1,795,746)

Total distributions to common shareholders	$(2,608,483)	$(1,040,231)	$(752,346)	$(1,795,746)

Capital share transactions
Reinvestment of distributions to common shareholders	$—	$46,856	$—	$—

Net increase in net assets from capital share transactions	$—	$46,856	$—	$—

Net increase in net assets	$13,412,630	$6,679,549	$3,132,656	$14,164,038

Net Assets Applicable to Common Shares

At beginning of period	$71,064,803	$27,575,960	$22,977,181	$43,459,358

At end of period	$84,477,433	$34,255,509	$26,109,837	$57,623,396

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$887,845	$500,584	$322,628	$864,761

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2009
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$2,599,469	$1,363,198	$1,285,575
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	(4,159,679)	(843,976)	337,705
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	17,653,104	6,555,911	5,700,181
Distributions to preferred shareholders —
From net investment income	(147,469)	(100,751)	(92,522)

Net increase in net assets from operations	$15,945,425	$6,974,382	$7,230,939

Distributions to common shareholders —
From net investment income	$(2,181,186)	$(1,034,145)	$(995,354)

Total distributions to common shareholders	$(2,181,186)	$(1,034,145)	$(995,354)

Capital share transactions
Reinvestment of distributions to common shareholders	$92,719	$—	$—

Net increase in net assets from capital share transactions	$92,719	$—	$—

Net increase in net assets	$13,856,958	$5,940,237	$6,235,585

Net Assets Applicable to Common Shares

At beginning of period	$50,325,028	$29,562,955	$27,943,703

At end of period	$64,181,986	$35,503,192	$34,179,288

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$635,998	$490,713	$426,554

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2008
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$6,768,884	$2,569,040	$1,969,595	$4,475,055
Net realized loss from investment transactions, financial futures contracts and swap contracts	(6,124,422)	(612,600)	(495,940)	(54,943)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(31,366,590)	(12,219,153)	(7,276,840)	(25,737,490)
Distributions to preferred shareholders —
From net investment income	(1,988,268)	(754,703)	(636,924)	(1,337,294)

Net decrease in net assets from operations	$(32,710,396)	$(11,017,416)	$(6,440,109)	$(22,654,672)

Distributions to common shareholders —
From net investment income	$(4,831,246)	$(1,761,505)	$(1,293,055)	$(2,911,723)

Total distributions to common shareholders	$(4,831,246)	$(1,761,505)	$(1,293,055)	$(2,911,723)

Capital share transactions
Reinvestment of distributions to common shareholders	$39,205	$13,438	$—	$24,930

Net increase in net assets from capital share transactions	$39,205	$13,438	$—	$24,930

Net decrease in net assets	$(37,502,437)	$(12,765,483)	$(7,733,164)	$(25,541,465)

Net Assets Applicable to Common Shares

At beginning of year	$108,567,240	$40,341,443	$30,710,345	$69,000,823

At end of year	$71,064,803	$27,575,960	$22,977,181	$43,459,358

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$349,290	$306,610	$152,189	$564,471

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended November 30, 2008
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$5,305,250	$2,719,400	$2,671,240
Net realized loss from investment transactions, financial futures contracts and swap contracts	(2,198,429)	(705,775)	(568,083)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(29,443,679)	(11,769,463)	(11,766,420)
Distributions to preferred shareholders —
From net investment income	(1,443,622)	(858,575)	(809,974)

Net decrease in net assets from operations	$(27,780,480)	$(10,614,413)	$(10,473,237)

Distributions to common shareholders —
From net investment income	$(3,874,132)	$(1,775,906)	$(1,764,997)

Total distributions to common shareholders	$(3,874,132)	$(1,775,906)	$(1,764,997)

Capital share transactions
Reinvestment of distributions to common shareholders	$48,143	$—	$—

Net increase in net assets from capital share transactions	$48,143	$—	$—

Net decrease in net assets	$(31,606,469)	$(12,390,319)	$(12,238,234)

Net Assets Applicable to Common Shares

At beginning of year	$81,931,497	$41,953,274	$40,181,937

At end of year	$50,325,028	$29,562,955	$27,943,703

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$365,184	$262,411	$228,855

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Cash Flows

For the Six Months Ended May 31, 2009
Cash flows from operating activities	California Trust	New York Trust

Net increase in net assets from operations	$16,021,113	$15,945,425
Distributions to preferred shareholders	219,188	147,469

Net increase in net assets from operations excluding distributions to preferred shareholders	$16,240,301	$16,092,894
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(25,572,571)	(19,015,261)
Investments sold	20,085,362	20,871,091
Net accretion/amortization of premium (discount)	(716,303)	(240,972)
Amortization of deferred debt issuance costs	6,247	13,025
Decrease in interest receivable	8,758	71,253
Decrease (increase) in receivable for investments sold	(1,000)	30,000
Increase in receivable for open swap contracts	(401,481)	(1,196,829)
Increase in payable for investments purchased	2,505,441	—
Increase in payable for variation margin on open financial futures contracts	89,578	63,609
Decrease in payable for open swap contracts	(3,417,958)	(2,588,653)
Increase in payable to affiliate for investment adviser fee	6,095	6,112
Increase (decrease) in payable to affiliate for administration fee	1,142	(1,910)
Increase in payable to affiliate for Trustees’ fees	187	115
Decrease in interest expense and fees payable	(64,907)	(76,676)
Decrease in accrued expenses	(68,280)	(59,508)
Net change in unrealized (appreciation) depreciation from investments	(12,347,016)	(13,523,757)
Net realized loss from investments	480,446	1,967,612

Net cash provided by (used in) operating activities	$(3,165,959)	$2,412,145

Cash flows from financing activities

Cash distributions paid to common shareholders, net of reinvestments	$(2,608,483)	$(2,088,467)
Distributions to preferred shareholders	(221,209)	(150,467)
Proceeds from secured borrowings	4,705,000	—
Repayment of secured borrowings	(1,330,000)	—

Net cash provided by (used in) financing activities	$545,308	$(2,238,934)

Net increase (decrease) in cash	$(2,620,651)	$173,211

Cash at beginning of period	$6,465,485	$678,025

Cash at end of period	$3,844,834	$851,236

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$—	$92,719

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$9.890		$15.120	$16.430	$15.420	$15.070	$15.320

Income (loss) from operations

Net investment income(1)	$0.468		$0.943	$0.936	$0.962	$1.013	$1.079
Net realized and unrealized gain (loss)	1.796		(5.223)	(1.294)	1.028	0.383	(0.227)
Distributions to preferred shareholders
From net investment income	(0.031)		(0.277)	(0.280)	(0.239)	(0.154)	(0.079)

Total income (loss) from operations	$2.233		$(4.557)	$(0.638)	$1.751	$1.242	$0.773

Less distributions to common shareholders

From net investment income	$(0.363)		$(0.673)	$(0.672)	$(0.741)	$(0.892)	$(1.023)

Total distributions to common shareholders	$(0.363)		$(0.673)	$(0.672)	$(0.741)	$(0.892)	$(1.023)

Net asset value — End of period (Common shares)	$11.760		$9.890	$15.120	$16.430	$15.420	$15.070

Market value — End of period (Common shares)	$11.030		$9.150	$13.160	$15.050	$13.650	$15.160

Total Investment Return on Net Asset Value(2)	23.52	%(9)	(30.70)%	(3.65)%	12.10%	8.72%	5.35%

Total Investment Return on Market Value(2)	25.27	%(9)	(26.34)%	(8.44)%	15.99%	(4.34)%	8.60%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$84,477		$71,065	$108,567		$117,966	$110,760	$108,193
Ratios (As a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.97	%(4)	1.87%	1.78	%(5)	1.79%	1.78%	1.78%
Interest and fee expense(6)	0.27	%(4)	0.37%	0.34%		0.49%	0.33%	0.20%
Total expenses before custodian fee reduction	2.24	%(4)	2.24%	2.12	%(5)	2.28%	2.11%	1.98%
Expenses after custodian fee reduction excluding interest and fees	1.96	%(4)	1.85%	1.76	%(5)	1.77%	1.76%	1.77%
Net investment income	8.88	%(4)	6.91%	5.94%		6.12%	6.52%	7.10%
Portfolio Turnover	14	%(9)	31%	40%		26%	31%	17%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.19	%(4)	1.18%	1.17	%(5)	1.18%	1.16%	1.15%
Interest and fee expense(6)	0.16	%(4)	0.24%	0.22%		0.32%	0.22%	0.13%
Total expenses before custodian fee reduction	1.35	%(4)	1.42%	1.39	%(5)	1.50%	1.38%	1.28%
Expenses after custodian fee reduction excluding interest and fees	1.18	%(4)	1.17%	1.16	%(5)	1.16%	1.15%	1.15%
Net investment income	5.36	%(4)	4.39%	3.90%		4.03%	4.26%	4.61%

Senior Securities:
Total preferred shares outstanding	1,999		1,999	2,360		2,360	2,360	2,360
Asset coverage per preferred share(7)	$67,261		$60,552	$71,003		$74,997	$71,942	$70,849
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value – Beginning of period (Common shares)	$10.160		$14.860	$16.170	$15.270	$15.090	$15.380

Income (loss) from operations

Net investment income(1)	$0.486		$0.947	$0.914	$0.931	$0.973	$1.054
Net realized and unrealized gain (loss)	2.369		(4.720)	(1.314)	0.926	0.234	(0.251)
Distributions to preferred shareholders
From net investment income	(0.032)		(0.278)	(0.271)	(0.243)	(0.145)	(0.070)

Total income (loss) from operations	$2.823		$(4.051)	$(0.671)	$1.614	$1.062	$0.733

Less distributions to common shareholders

From net investment income	$(0.383)		$(0.649)	$(0.639)	$(0.714)	$(0.882)	$(1.023)

Total distributions to common shareholders	$(0.383)		$(0.649)	$(0.639)	$(0.714)	$(0.882)	$(1.023)

Net asset value — End of period (Common shares)	$12.600		$10.160	$14.860	$16.170	$15.270	$15.090

Market value — End of period (Common shares)	$12.600		$8.930	$13.050	$14.920	$14.800	$16.810

Total Investment Return on Net Asset Value(2)	28.43	%(9)	(28.02)%	(3.94)%	11.05%	7.02%	4.90%

Total Investment Return on Market Value(2)	45.98	%(9)	(27.89)%	(8.57)%	5.72%	(6.89)%	16.71%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$34,256		$27,576	$40,341		$43,875	$41,395	$40,662
Ratios (As a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.04	%(4)	2.06%	1.91	%(5)	1.88%	1.88%	1.87%
Interest and fee expense(6)	0.20	%(4)	0.26%	0.61%		0.77%	0.52%	0.30%
Total expenses before custodian fee reduction	2.24	%(4)	2.32%	2.52	%(5)	2.65%	2.40%	2.17%
Expenses after custodian fee reduction excluding interest and fees	2.04	%(4)	2.04%	1.89	%(5)	1.87%	1.87%	1.86%
Net investment income	8.70	%(4)	7.03%	5.90%		6.01%	6.29%	6.97%
Portfolio Turnover	12	%(9)	40%	42%		22%	13%	39%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.23	%(4)	1.31%	1.26	%(5)	1.24%	1.24%	1.22%
Interest and fee expense(6)	0.12	%(4)	0.16%	0.40%		0.51%	0.34%	0.19%
Total expenses before custodian fee reduction	1.35	%(4)	1.47%	1.66	%(5)	1.75%	1.58%	1.41%
Expenses after custodian fee reduction excluding interest and fees	1.23	%(4)	1.30%	1.25	%(5)	1.24%	1.24%	1.22%
Net investment income	5.24	%(4)	4.47%	3.91%		3.98%	4.15%	4.55%

Senior Securities:
Total preferred shares outstanding	802		802	860		860	860	860
Asset coverage per preferred share(7)	$67,715		$59,391	$71,920		$76,024	$73,138	$72,281
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$10.860		$14.510	$15.420	$14.820	$14.860	$15.240

Income (loss) from operations

Net investment income(1)	$0.472		$0.931	$0.913	$0.950	$0.995	$1.072
Net realized and unrealized gain (loss)	1.400		(3.669)	(0.881)	0.608	0.010	(0.334)
Distributions to preferred shareholders From net investment income	(0.036)		(0.301)	(0.296)	(0.256)	(0.172)	(0.086)

Total income (loss) from operations	$1.836		$(3.039)	$(0.264)	$1.302	$0.833	$0.652

Less distributions to common shareholders

From net investment income	$(0.356)		$(0.611)	$(0.646)	$(0.702)	$(0.873)	$(1.032)

Total distributions to common shareholders	$(0.356)		$(0.611)	$(0.646)	$(0.702)	$(0.873)	$(1.032)

Net asset value — End of period (Common shares)	$12.340		$10.860	$14.510	$15.420	$14.820	$14.860

Market value — End of period (Common shares)	$10.960		$7.920	$12.430	$14.110	$13.500	$16.600

Total Investment Return on Net Asset Value(2)	17.84	%(9)	(21.02)%	(1.37)%	9.38%	5.62%	4.36%

Total Investment Return on Market Value(2)	43.51	%(9)	(32.76)%	(7.66)%	9.88%	(13.87)%	13.63%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$26,110		$22,977	$30,710		$32,643	$31,357	$31,363
Ratios (As a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.21	%(4)	2.15%	2.03	%(5)	1.97%	2.00%	1.96%
Interest and fee expense(6)	0.13	%(4)	0.16%	0.32%		0.46%	0.40%	0.42%
Total expenses before custodian fee reduction	2.34	%(4)	2.31%	2.35	%(5)	2.43%	2.40%	2.38%
Expenses after custodian fee reduction excluding interest and fees	2.20	%(4)	2.13%	2.01	%(5)	1.96%	1.99%	1.96%
Net investment income	8.33	%(4)	6.96%	6.12%		6.35%	6.60%	7.16%
Portfolio Turnover	17	%(9)	24%	22%		22%	14%	5%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.28	%(4)	1.33%	1.31	%(5)	1.27%	1.29%	1.26%
Interest and fee expense(6)	0.07	%(4)	0.10%	0.21%		0.29%	0.26%	0.27%
Total expenses before custodian fee reduction	1.35	%(4)	1.43%	1.52	%(5)	1.56%	1.55%	1.53%
Expenses after custodian fee reduction excluding interest and fees	1.27	%(4)	1.31%	1.29	%(5)	1.26%	1.28%	1.26%
Net investment income	4.82	%(4)	4.30%	3.94%		4.09%	4.26%	4.60%

Senior Securities:
Total preferred shares outstanding	700		700	700		700	700	700
Asset coverage per preferred share(7)	$62,301		$57,828	$68,878		$71,635	$69,796	$69,810
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$9.400		$14.930	$16.200	$15.020	$14.810	$15.190

Income (loss) from operations

Net investment income(1)	$0.484		$0.968	$0.926	$0.953	$1.014	$1.082
Net realized and unrealized gain (loss)	2.995		(5.579)	(1.275)	1.205	0.238	(0.313)
Distributions to preferred shareholders
From net investment income	(0.031)		(0.289)	(0.273)	(0.253)	(0.169)	(0.081)

Total income (loss) from operations	$3.448		$(4.900)	$(0.622)	$1.905	$1.083	$0.688

Less distributions to common shareholders

From net investment income	$(0.388)		$(0.630)	$(0.648)	$(0.725)	$(0.873)	$(1.068)

Total distributions to common shareholders	$(0.388)		$(0.630)	$(0.648)	$(0.725)	$(0.873)	$(1.068)

Net asset value — End of period (Common shares)	$12.460		$9.400	$14.930	$16.200	$15.020	$14.810

Market value — End of period (Common shares)	$11.980		$8.500	$12.790	$15.080	$14.030	$15.540

Total Investment Return on Net Asset Value(2)	37.74	%(9)	(33.57)%	(3.59)%	13.28%	7.59%	4.76%

Total Investment Return on Market Value(2)	46.46	%(9)	(29.88)%	(11.28)%	12.89%	(4.22)%	8.31%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$57,623		$43,459	$69,001		$74,846	$69,375	$68,298
Ratios (As a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.08	%(4)	1.96%	1.84	%(5)	1.85%	1.86%	1.85%
Interest and fee expense(6)	0.21	%(4)	0.45%	0.89%		0.93%	0.58%	0.50%
Total expenses before custodian fee reduction	2.29	%(4)	2.41%	2.73	%(5)	2.78%	2.44%	2.35%
Expenses after custodian fee reduction excluding interest and fees	2.07	%(4)	1.94%	1.81	%(5)	1.83%	1.84%	1.84%
Net investment income	9.08	%(4)	7.22%	5.94%		6.20%	6.66%	7.28%
Portfolio Turnover	30	%(9)	54%	42%		23%	46%	52%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.24	%(4)	1.23%	1.21	%(5)	1.20%	1.21%	1.19%
Interest and fee expense(6)	0.12	%(4)	0.28%	0.58%		0.61%	0.38%	0.32%
Total expenses before custodian fee reduction	1.36	%(4)	1.51%	1.79	%(5)	1.81%	1.59%	1.51%
Expenses after custodian fee reduction excluding interest and fees	1.24	%(4)	1.21%	1.19	%(5)	1.19%	1.19%	1.18%
Net investment income	5.41	%(4)	4.51%	3.89%		4.04%	4.33%	4.68%

Senior Securities:
Total preferred shares outstanding	1,337		1,366	1,520		1,520	1,520	1,520
Asset coverage per preferred share(7)	$68,100		$56,817	$70,395		$74,250	$70,651	$69,935
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$9.350		$15.240	$16.550	$15.660	$15.490	$15.810

Income (loss) from operations

Net investment income(1)	$0.483		$0.987	$0.991	$0.987	$1.070	$1.126
Net realized and unrealized gain (loss)	2.509		(5.887)	(1.293)	0.932	0.243	(0.332)
Distributions to preferred shareholders
From net investment income	(0.027)		(0.269)	(0.287)	(0.247)	(0.163)	(0.074)

Total income (loss) from operations	$2.965		$(5.169)	$(0.589)	$1.672	$1.150	$0.720

Less distributions to common shareholders

From net investment income	$(0.405)		$(0.721)	$(0.721)	$(0.782)	$(0.980)	$(1.040)

Total distributions to common shareholders	$(0.405)		$(0.721)	$(0.721)	$(0.782)	$(0.980)	$(1.040)

Net asset value — End of period (Common shares)	$11.910		$9.350	$15.240	$16.550	$15.660	$15.490

Market value — End of period (Common shares)	$12.540		$7.900	$14.100	$15.700	$14.990	$15.370

Total Investment Return on Net Asset Value(2)	32.65	%(9)	(35.07)%	(3.42)%	11.28%	7.61%	4.91%

Total Investment Return on Market Value(2)	65.31	%(9)	(40.71)%	(5.81)%	10.28%	3.81%	6.46%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$64,182		$50,325	$81,931		$88,970	$84,194	$83,044
Ratios (As a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.08	%(4)	1.92%	1.80	%(5)	1.82%	1.81%	1.78%
Interest and fee expense(6)	0.68	%(4)	0.55%	0.98%		1.03%	0.57%	0.32%
Total expenses before custodian fee reduction	2.76	%(4)	2.47%	2.78	%(5)	2.85%	2.38%	2.10%
Expenses after custodian fee reduction excluding interest and fees	2.07	%(4)	1.89%	1.78	%(5)	1.80%	1.80%	1.78%
Net investment income	9.44	%(4)	7.21%	6.23%		6.22%	6.72%	7.23%
Portfolio Turnover	18	%(9)	48%	29%		27%	40%	31%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.29	%(4)	1.23%	1.18	%(5)	1.19%	1.19%	1.16%
Interest and fee expense(6)	0.42	%(4)	0.35%	0.65%		0.68%	0.37%	0.21%
Total expenses before custodian fee reduction	1.71	%(4)	1.58%	1.83	%(5)	1.87%	1.56%	1.37%
Expenses after custodian fee reduction excluding interest and fees	1.28	%(4)	1.21%	1.17	%(5)	1.19%	1.19%	1.16%
Net investment income	5.86	%(4)	4.63%	4.10%		4.09%	4.42%	4.71%

Senior Securities:
Total preferred shares outstanding	1,349		1,349	1,780		1,780	1,780	1,780
Asset coverage per preferred share(7)	$72,579		$62,309	$71,032		$74,983	$72,311	$71,659
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$10.450		$14.830	$15.690	$14.910	$15.040	$15.070

Income (loss) from operations

Net investment income(1)	$0.482		$0.961	$0.938	$0.958	$1.003	$1.081
Net realized and unrealized gain (loss)	2.020		(4.410)	(0.845)	0.800	(0.055)	(0.011)
Distributions to preferred shareholders
From net investment income	(0.036)		(0.303)	(0.297)	(0.264)	(0.175)	(0.091)

Total income (loss) from operations	$2.466		$(3.752)	$(0.204)	$1.494	$0.773	$0.979

Less distributions to common shareholders

From net investment income	$(0.366)		$(0.628)	$(0.656)	$(0.714)	$(0.903)	$(1.009)

Total distributions to common shareholders	$(0.366)		$(0.628)	$(0.656)	$(0.714)	$(0.903)	$(1.009)

Net asset value — End of period (Common shares)	$12.550		$10.450	$14.830	$15.690	$14.910	$15.040

Market value — End of period (Common shares)	$12.350		$8.550	$12.850	$14.610	$14.170	$16.750

Total Investment Return on Net Asset Value(2)	24.41	%(9)	(25.69)%	(1.06)%	10.50%	5.10%	6.71%

Total Investment Return on Market Value(2)	49.63	%(9)	(29.83)%	(7.93)%	8.27%	(10.31)%	13.96%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$35,503		$29,563	$41,953		$44,385	$42,193	$42,444
Ratios (As a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.12	%(4)	2.08%	1.93	%(5)	1.92%	1.91%	1.91%
Interest and fee expense(6)	0.04	%(4)	0.26%	0.72%		0.74%	0.54%	0.29%
Total expenses before custodian fee reduction	2.16	%(4)	2.34%	2.65	%(5)	2.66%	2.45%	2.20%
Expenses after custodian fee reduction excluding interest and fees	2.12	%(4)	2.06%	1.91	%(5)	1.92%	1.90%	1.90%
Net investment income	8.56	%(4)	7.12%	6.17%		6.31%	6.57%	7.23%
Portfolio Turnover	10	%(9)	27%	24%		16%	13%	12%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.24	%(4)	1.29%	1.25	%(5)	1.25%	1.24%	1.23%
Interest and fee expense(6)	0.02	%(4)	0.16%	0.46%		0.48%	0.35%	0.19%
Total expenses before custodian fee reduction	1.26	%(4)	1.45%	1.71	%(5)	1.73%	1.59%	1.42%
Expenses after custodian fee reduction excluding interest and fees	1.24	%(4)	1.28%	1.23	%(5)	1.24%	1.23%	1.22%
Net investment income	5.00	%(4)	4.41%	3.99%		4.08%	4.25%	4.64%

Senior Securities:
Total preferred shares outstanding	909		918	940		940	940	940
Asset coverage per preferred share(7)	$64,059		$57,209	$69,640		$72,223	$69,888	$70,153
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$10.320		$14.840	$15.510	$14.870	$14.890	$15.210

Income (loss) from operations

Net investment income(1)	$0.475		$0.986	$0.953	$0.983	$1.008	$1.076
Net realized and unrealized gain (loss)	2.226		(4.555)	(0.661)	0.664	0.103	(0.301)
Distributions to preferred shareholders
From net investment income	(0.034)		(0.299)	(0.300)	(0.274)	(0.181)	(0.092)

Total income (loss) from operations	$2.667		$(3.868)	$(0.008)	$1.373	$0.930	$0.683

Less distributions to common shareholders

From net investment income	$(0.367)		$(0.652)	$(0.662)	$(0.733)	$(0.950)	$(1.003)

Total distributions to common shareholders	$(0.367)		$(0.652)	$(0.662)	$(0.733)	$(0.950)	$(1.003)

Net asset value — End of period (Common shares)	$12.620		$10.320	$14.840	$15.510	$14.870	$14.890

Market value — End of period (Common shares)	$11.950		$9.600	$12.790	$14.560	$14.660	$15.540

Total Investment Return on Net Asset Value(2)	26.90	%(9)	(26.57)%	0.27%	9.68%	6.27%	4.77%

Total Investment Return on Market Value(2)	29.18	%(9)	(20.75)%	(7.95)%	4.44%	0.39%	4.07%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended		Year Ended November 30,
	May 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$34,179		$27,944	$40,182		$41,998	$40,233	$40,023
Ratios (As a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	2.17	%(4)	2.06%	1.95	%(5)	1.94%	1.97%	1.91%
Interest and fee expense(6)	0.33	%(4)	0.37%	0.70%		0.93%	0.44%	0.24%
Total expenses before custodian fee reduction	2.50	%(4)	2.43%	2.65	%(5)	2.87%	2.41%	2.15%
Expenses after custodian fee reduction excluding interest and fees	2.16	%(4)	2.04%	1.94	%(5)	1.93%	1.95%	1.91%
Net investment income	8.43	%(4)	7.23%	6.28%		6.53%	6.69%	7.18%
Portfolio Turnover	15	%(9)	25%	23%		18%	28%	8%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.27	%(4)	1.28%	1.27	%(5)	1.25%	1.27%	1.23%
Interest and fee expense(6)	0.20	%(4)	0.23%	0.45%		0.60%	0.28%	0.15%
Total expenses before custodian fee reduction	1.47	%(4)	1.51%	1.72	%(5)	1.85%	1.55%	1.38%
Expenses after custodian fee reduction excluding interest and fees	1.27	%(4)	1.27%	1.26	%(5)	1.24%	1.26%	1.22%
Net investment income	4.97	%(4)	4.50%	4.06%		4.21%	4.30%	4.61%

Senior Securities:
Total preferred shares outstanding	847		889	900		900	900	900
Asset coverage per preferred share(7)	$65,355		$56,439	$69,658		$71,672	$69,708	$69,471
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust seeks to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on one or more exchanges are valued based on the last sale price on any exchange on which such contract is listed. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2008, the following Trusts, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Trust	Amount	Expiration Date

California	$995,999	November 30, 2012
	6,689,345	November 30, 2016

Massachusetts	$39,627	November 30, 2009
	343,176	November 30, 2010
	692,532	November 30, 2016

Eaton Vance Municipal Income Trusts as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Trust	Amount	Expiration Date

Michigan	$165,469	November 30, 2009
	475,985	November 30, 2010
	443,883	November 30, 2011
	697,198	November 30, 2012
	224,050	November 30, 2013
	517,712	November 30, 2016

New Jersey	$262,308	November 30, 2009
	177,350	November 30, 2011

New York	$70,059	November 30, 2009
	2,354,581	November 30, 2016

Ohio	$850,745	November 30, 2009
	764,355	November 30, 2012
	588,403	November 30, 2013
	736,482	November 30, 2016

Pennsylvania	$844,973	November 30, 2009
	41,331	November 30, 2010
	502,868	November 30, 2012
	389,289	November 30, 2013
	800,874	November 30, 2016

As of May 31, 2009, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trusts’ federal tax returns filed in the 3-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust, and shareholders are indemnified against personal liability for the obligations of each Trust. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby a Trust may sell a fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Trust, and which may have been, but is not required to be, the fixed rate bond purchased from the Trust (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” (FAS 140), the Trusts account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the

Eaton Vance Municipal Income Trusts as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity date of the related trust. At May 31, 2009, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Trust	Outstanding	Rates (%)	Outstanding

California	$18,945,000	0.27 – 1.04	$24,782,794
Massachusetts	3,880,000	0.29 – 0.38	5,009,599
Michigan	1,125,000	0.37	1,517,445
New Jersey	12,172,000	0.30 – 0.47	16,148,493
New York	15,150,000	0.29 – 0.45	17,859,515
Ohio	830,000	0.59 – 0.64	1,263,758
Pennsylvania	4,035,000	0.32 – 1.54	6,846,638

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no exposure under shortfalls and forbearance agreements as of May 31, 2009.

The Trusts may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Trusts’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money for purposes of making investments. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statements of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Inverse Floaters held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — The Trusts may enter into financial futures contracts. The Trusts’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Trust bears the risk if the counterparties do not perform under the contracts’ terms.

J  Interest Rate Swaps — The Trusts may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Trust makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Trust is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Eaton Vance Municipal Income Trusts as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to May 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction.

During the six months ended May 31, 2009, certain Trusts made a partial redemption of their APS at a liquidation price of $25,000 per share. The number of APS redeemed and redemption amount (excluding the final dividend payment) during the six months ended May 31, 2009 and the number of APS issued and outstanding as of May 31, 2009 are as follows:

	APS
	Redeemed	Redemption	APS Issued and
Trust	During the Period	Amount	Outstanding

California	—	$—	1,999
Massachusetts	—	—	802
Michigan	—	—	700
New Jersey	29	725,000	1,337
New York	—	—	1,349
Ohio	9	225,000	909
Pennsylvania	42	1,050,000	847

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-Laws and the 1940 Act. Each Trust pays an annual fee equivalent to 0.15% (0.25% prior to March 2009) of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at May 31, 2009, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
Trust	May 31, 2009	Shareholders	Rates	Ranges (%)

California	0.58%	$219,188	0.88%	0.58–1.72
Massachusetts	0.58	85,802	0.86	0.58–1.68
Michigan	0.52	77,148	0.88	0.52–1.72
New Jersey	0.58	143,964	0.86	0.47–1.72
New York	0.52	147,469	0.88	0.52–1.72
Ohio	0.56	100,751	0.89	0.56–1.76
Pennsylvania	0.58	92,522	0.87	0.58–1.68

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of May 31, 2009.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles

Eaton Vance Municipal Income Trusts as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.70% of each Trust’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2009, the investment adviser fee and administration fee were as follows:

	Investment	Administration
Trust	Adviser Fee	Fee

California	$470,520	$133,701
Massachusetts	180,925	51,693
Michigan	144,944	41,412
New Jersey	298,959	85,417
New York	347,496	95,565
Ohio	192,189	54,911
Pennsylvania	183,373	52,392

Except for Trustees of the Trusts who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2009 were as follows:

Trust	Purchases	Sales

California	$25,572,571	$20,085,362
Massachusetts	7,144,868	6,260,025
Michigan	7,060,378	7,892,168
New Jersey	30,211,207	28,344,010
New York	19,015,261	20,871,091
Ohio	5,767,291	7,254,211
Pennsylvania	8,244,415	9,437,172

6   Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the six months ended May 31, 2009 and the year ended November 30, 2008 were as follows:

	Six Months Ended	Year Ended
Trust	May 31, 2009	November 30, 2008

California	—	4,021
Massachusetts	4,038	1,394
Michigan	—	—
New Jersey	—	2,698
New York	8,132	5,073
Ohio	—	—
Pennsylvania	—	—

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2009, as determined on a federal income tax basis, were as follows:

California Trust

Aggregate cost	$141,193,912

Gross unrealized appreciation	$2,898,989
Gross unrealized depreciation	(12,777,749)

Net unrealized depreciation	$(9,878,760)

Massachusetts Trust

Aggregate cost	$56,752,243

Gross unrealized appreciation	$921,731
Gross unrealized depreciation	(4,895,330)

Net unrealized depreciation	$(3,973,599)

Eaton Vance Municipal Income Trusts as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Michigan Trust

Aggregate cost	$45,269,543

Gross unrealized appreciation	$1,266,931
Gross unrealized depreciation	(4,081,233)

Net unrealized depreciation	$(2,814,302)

New Jersey Trust

Aggregate cost	$96,850,783

Gross unrealized appreciation	$1,599,248
Gross unrealized depreciation	(8,092,164)

Net unrealized depreciation	$(6,492,916)

New York Trust

Aggregate cost	$104,414,992

Gross unrealized appreciation	$940,283
Gross unrealized depreciation	(10,656,029)

Net unrealized depreciation	$(9,715,746)

Ohio Trust

Aggregate cost	$59,806,736

Gross unrealized appreciation	$1,760,215
Gross unrealized depreciation	(4,501,660)

Net unrealized depreciation	$(2,741,445)

Pennsylvania Trust

Aggregate cost	$57,951,137

Gross unrealized appreciation	$1,183,321
Gross unrealized depreciation	(4,239,968)

Net unrealized depreciation	$(3,056,647)

8   Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2009 is as follows:

Futures Contracts

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Trust	Date	Contracts	Position	Cost	Value	(Depreciation)

California	9/09	72 U.S. Treasury Bond	Short	$(8,405,186)	$(8,471,250)	$(66,064)

Michigan	9/09	3 U.S. Treasury Note	Short	$(352,939)	$(351,000)	$1,939
	9/09	5 U.S. Treasury Bond	Short	$(586,349)	$(588,281)	$(1,932)

New York	9/09	60 U.S. Treasury Bond	Short	$(7,036,673)	$(7,059,375)	$(22,702)

Ohio	9/09	6 U.S. Treasury Note	Short	$(705,877)	$(702,000)	$3,877
	9/09	10 U.S. Treasury Bond	Short	$(1,172,699)	$(1,176,562)	$(3,863)

Pennsylvania	9/09	50 U.S. Treasury Bond	Short	$(5,764,671)	$(5,882,813)	$(118,142)

Interest Rate Swaps
California Trust

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)

JPMorgan Chase Co.	$2,125,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(250,019)

Merrill Lynch Capital Services, Inc.	$3,412,500	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$401,481

					$151,462

Massachusetts Trust

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)

JPMorgan Chase Co.	$787,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(92,654)

Merrill Lynch Capital Services, Inc.	$1,250,000	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$147,063

					$54,409

Eaton Vance Municipal Income Trusts as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Michigan Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Appreciation

Merrill Lynch Capital Services, Inc.	$400,000	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$47,060

					$47,060

New Jersey Trust

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)

JPMorgan Chase Co.	$1,362,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(160,307)

Merrill Lynch Capital Services, Inc.	$2,187,500	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$257,360

					$97,053

New York Trust

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)

JPMorgan Chase Co.	$1,600,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(188,250)

Merrill Lynch Capital Services, Inc.	$5,200,000	2.721%	3-month USD-LIBOR-BBA	July 15, 2009/ July 15, 2039	$1,196,829

					$1,008,579

Ohio Trust

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)

JPMorgan Chase Co.	$812,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(95,596)

Merrill Lynch Capital Services, Inc.	$750,000	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$88,238

					$(7,358)

Pennsylvania Trust

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

JPMorgan Chase Co.	$912,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(107,361)

					$(107,361)

The effective date represents the date on which a Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2009, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

The Trusts adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, effective December 1, 2008. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trusts may enter into interest rate swap contracts. The Trusts may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of derivative instruments (not accounted for as hedging instruments under FASB Statement of Financial Accounting Standards No. 133 (FAS 133)) and whose primary underlying risk exposure is interest rate risk at May 31, 2009 were as follows:

Trust	Asset Derivatives(1)	Liability Derivatives(2)

California	$401,481	$(316,083)
Massachusetts	147,063	(92,654)
Michigan	48,999	(1,932)
New Jersey	257,360	(160,307)
New York	1,196,829	(210,952)
Ohio	92,115	(99,459)
Pennsylvania	—	(225,503)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized depreciation. Amount includes cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation. Amount includes cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

The effect of derivative instruments (not accounted for as hedging instruments under FAS 133) on the Statement of

Eaton Vance Municipal Income Trusts as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2009 was as follows:

		Change in Unrealized
	Realized Gain (Loss)	Appreciation (Depreciation)
	on Derivatives	on Derivatives Recognized
Trust	Recognized in Income(1)	in Income(2)

California	$(3,095,119)	$4,102,624
Massachusetts	(1,080,073)	1,395,159
Michigan	(207,530)	304,084
New Jersey	(1,898,918)	2,448,221
New York	(2,192,067)	4,129,347
Ohio	(725,159)	1,041,805
Pennsylvania	(2,785)	632,851

(1)	Statement of Operations location: Net realized gain (loss) - financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended May 31, 2009 were approximately as follows:

	Futures Contracts –	Interest Rate Swaps –
Trust	Average Notional Amount	Average Notional Amount

California	$8,286,000	$7,129,000
Massachusetts	—	2,613,000
Michigan	871,000	518,000
New Jersey	—	4,570,000
New York	11,743,000	7,625,000
Ohio	2,171,000	2,063,000
Pennsylvania	8,214,000	1,309,000

9   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

California Trust

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(66,064)
Level 2	Other Significant Observable Inputs	150,260,152	151,462
Level 3	Significant Unobservable Inputs	—	—

Total		$150,260,152	$85,398

Massachusetts Trust

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	56,658,644	54,409
Level 3	Significant Unobservable Inputs	—	—

Total		$56,658,644	$54,409

Michigan Trust

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$7
Level 2	Other Significant Observable Inputs	43,580,241	47,060
Level 3	Significant Unobservable Inputs	—	—

Total		$43,580,241	$47,067

New Jersey Trust

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	102,529,867	97,053
Level 3	Significant Unobservable Inputs	—	—

Total		$102,529,867	$97,053

New York Trust

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(22,702)
Level 2	Other Significant Observable Inputs	109,849,247	1,008,579
Level 3	Significant Unobservable Inputs	—	—

Total		$109,849,247	$985,877

Eaton Vance Municipal Income Trusts as of May 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Ohio Trust

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$14
Level 2	Other Significant Observable Inputs	57,895,291	(7,358)
Level 3	Significant Unobservable Inputs	—	—

Total		$57,895,291	$(7,344)

Pennsylvania Trust

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(118,142)
Level 2	Other Significant Observable Inputs	58,929,490	(107,361)
Level 3	Significant Unobservable Inputs	—	—

Total		$58,929,490	$(225,503)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trusts held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

Eaton Vance Municipal Income Trusts

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 27, 2009. The following action was taken by the shareholders of each Trust:

Item 1: The election of Benjamin C. Esty, Ronald A. Pearlman and Lynn A. Stout as Class I Trustees of each Trust for a three-year term expiring in 2012 and Helen Frame Peters as Class III Trustee of each Trust for a term expiring in 2011. Mr. Esty was elected solely by APS shareholders.

	Nominee for Class I	Nominee for Class I	Nominee for Class I	Nominee for Class III
	Trustee Elected by	Trustee Elected by	Trustee Elected by	Trustee Elected by
	APS Shareholders:	All Shareholders:	All Shareholders:	All Shareholders:
Trust	Benjamin C. Esty	Ronald A. Pearlman	Lynn A. Stout	Helen Frame Peters

California
For	1,140	6,644,191	6,665,936	6,659,062
Withheld	53	262,806	241,061	247,935
Massachusetts
For	499	2,513,602	2,517,716	2,506,072
Withheld	0	106,218	102,104	113,748
Michigan
For	496	1,943,076	1,948,153	1,948,153
Withheld	0	107,136	102,059	102,059
New Jersey
For	748	4,198,722	4,201,788	4,197,963
Withheld	0	236,213	233,147	236,972
New York
For	826	4,919,619	4,834,788	4,881,350
Withheld	0	211,977	296,808	250,246
Ohio
For	801	2,506,820	2,508,581	2,497,788
Withheld	0	209,668	207,907	218,700
Pennsylvania
For	535	2,537,691	2,539,323	2,534,925
Withheld	0	77,995	76,363	80,761

Eaton Vance Municipal Income Trusts

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust’s transfer agent, American Stock Transfer & Trust Company, or you will not be able to participate.

The Plan Agent’s service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, American Stock Transfer & Trust Company, at 1-866-439-6787.

Eaton Vance Municipal Income Trusts

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account
Shareholder signature                                   Date
Shareholder signature                                   Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders
As of May 31, 2009, our records indicate that there are 97, 82, 56, 110, 93, 83 and 101 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,739, 1,163, 1,105, 1,960, 2,333, 1,413 and 1,376 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols
California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ
New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust
•	Eaton Vance Massachusetts Municipal Income Trust
•	Eaton Vance Michigan Municipal Income Trust
•	Eaton Vance National Municipal Income Trust (formerly, Eaton Vance Florida Plus Municipal Income Trust)
•	Eaton Vance New Jersey Municipal Income Trust
•	Eaton Vance New York Municipal Income Trust
•	Eaton Vance Ohio Municipal Income Trust
•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel with respect to certain Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Funds and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls. In addition, the Board considered the Adviser’s actions with respect to the Auction Preferred Shares (“APS”) issued by the Funds, including the Adviser’s efforts to seek alternative forms of debt and other leverage that may over time reduce financing costs associated with APS and enable the Funds to restore liquidity for APS holders.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2008 for each Fund in operation over such periods. The Board considered the impact of extraordinary market conditions during 2008 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as “management fees”). The Board considered the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering. As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Funds are not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Municipal Income Trusts

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President of CEV, EMI,
EVY, EVO and EVP;
Vice President of
MMV and EVJ

Robert B. MacIntosh
President of MMV and EVJ;
Vice President of CEV, EMI,
EVY, EVO and EVP

William H. Ahern, Jr.
Vice President of EMI and EVO

Craig R. Brandon
Vice President of EVY

Thomas M. Metzold
Vice President of EVP

Adam A. Weigold
Vice President of EVP

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

NYSE Amex symbols
California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ
New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance Municipal Income Trusts
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Municipal Income Trusts
Two International Place
Boston, MA 02110

147-7/09	CE-MUNISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:   July 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:   July 13, 2009

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:   July 13, 2009